Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.04650%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,633,499.37

Principal:
Principal Collections	$24,175,127.16
Prepayments in Full	$12,611,368.06
Liquidation Proceeds	$806,486.35
Recoveries	$138,846.49
Sub Total	$37,731,828.06
Collections	$41,365,327.43

Purchase Amounts:
Purchase Amounts Related to Principal	$157,957.50
Purchase Amounts Related to Interest	$689.20
Sub Total	$158,646.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,523,974.13

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,523,974.13
Servicing Fee	$730,033.89	$730,033.89	$0.00	$0.00	$40,793,940.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,793,940.24
Interest - Class A-2a Notes	$239,356.16	$239,356.16	$0.00	$0.00	$40,554,584.08
Interest - Class A-2b Notes	$160,625.97	$160,625.97	$0.00	$0.00	$40,393,958.11
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$38,489,358.11
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$38,130,018.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,130,018.11
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$37,936,985.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,936,985.36
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,936,985.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,936,985.36
Regular Principal Payment	$36,371,027.23	$36,371,027.23	$0.00	$0.00	$1,565,958.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,565,958.13
Residual Released to Depositor	$0.00	$1,565,958.13	$0.00	$0.00	$0.00
Total		$41,523,974.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,371,027.23
Total					$36,371,027.23

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,584,991.10	$63.14	$239,356.16	$0.73	$20,824,347.26	$63.87
Class A-2b Notes	$15,786,036.13	$63.14	$160,625.97	$0.64	$15,946,662.10	$63.78
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,371,027.23	$23.04	$2,856,954.88	$1.81	$39,227,982.11	$24.85

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$64,256,685.96	0.1971064	$43,671,694.86	0.1339623
Class A-2b Notes	$49,276,599.67	0.1971064	$33,490,563.54	0.1339623
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$801,473,285.63	0.5076021	$765,102,258.40	0.4845670

Pool Information
Weighted Average APR	4.992%	5.003%
Weighted Average Remaining Term	41.86	41.11
Number of Receivables Outstanding	30,523	29,603
Pool Balance	$876,040,670.35	$837,584,904.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$833,052,251.43	$796,681,224.20
Pool Factor	0.5250849	0.5020352

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$40,903,680.13
Targeted Overcollateralization Amount	$72,482,645.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,482,645.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$704,826.95
(Recoveries)		36	$138,846.49
Net Loss for Current Collection Period			$565,980.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7753%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8037%
Second Prior Collection Period			0.6794%
Prior Collection Period			0.6664%
Current Collection Period			0.7927%
Four Month Average (Current and Prior Three Collection Periods)			0.7355%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,315	$7,206,206.18
(Cumulative Recoveries)			$680,589.29
Cumulative Net Loss for All Collection Periods			$6,525,616.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3911%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,480.00
Average Net Loss for Receivables that have experienced a Realized Loss			$4,962.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	197	$7,558,081.31
61-90 Days Delinquent	0.21%	41	$1,736,936.45
91-120 Days Delinquent	0.05%	10	$440,656.55
Over 120 Days Delinquent	0.05%	10	$417,989.91
Total Delinquent Receivables	1.21%	258	$10,153,664.22

Repossession Inventory:
Repossessed in the Current Collection Period		12	$496,092.77
Total Repossessed Inventory		33	$1,386,191.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1904%
Prior Collection Period			0.1835%
Current Collection Period			0.2061%
Three Month Average			0.1933%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3099%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$3,098,767.00
2 Months Extended	120	$4,883,935.64
3+ Months Extended	21	$857,453.82

Total Receivables Extended	219	$8,840,156.46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer